Organization, Description of Business, Reverse Stock Splits and Initial Public Offering - Additional Information (Detail) (USD $)	1 Months Ended		3 Months Ended		12 Months Ended			1 Months Ended				1 Months Ended			3 Months Ended		12 Months Ended
	Mar. 01, 2013	Feb. 08, 2013	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 27, 2012 Preferred Stock Before Amendment	Nov. 27, 2012 Preferred Stock After Amendment	Nov. 27, 2012 Series A Preferred Stock	Nov. 27, 2012 Series A-1 and our Series B preferred stock	Apr. 10, 2013 Subsequent Event	Mar. 01, 2013 Reverse stock split	Feb. 08, 2013 Reverse stock split	Mar. 31, 2013 Cancer Genetics Italia SRL	Mar. 31, 2012 Cancer Genetics Italia SRL	Dec. 31, 2012 Cancer Genetics Italia SRL	Dec. 31, 2011 Cancer Genetics Italia SRL	Dec. 31, 2010 Cancer Genetics Italia SRL
Organization And Basis Of Presentation [Line Items]
Total assets			$ 7,410,712		$ 8,951,771	$ 7,031,463									$ 251,000	$ 329,000	$ 329,000	$ 236,000
Revenue			1,218,667	834,752	4,301,563	3,019,407	2,521,579								44,000	15,000	91,000	103,000	28,000
Reverse stock split ratio	0.4	0.5											0.4	0.5
Number of common stock sold at public offering			1,349,936		1,349,936	1,295,026						690,000
Public offering price per share												$ 10.00
Gross proceeds from initial public offering												6,900,000
Net proceeds from initial public offering												5,000,000
Aggregate number of Series A and Series B convertible preferred stock converted into common stock												1,287,325
Fair value of derivative warrants												7,000,000
Value of debt converted			9,634,300									9,634,300
Conversion of debt into common stock			963,430									963,430
Conversion of preferred stock								$ 25,000,000	$ 15,000,000
Conversion ratio										0.6	0.2